SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Customer 1	$ 7,710	$ 429	$ 25,569	$ 429
Customer 2	1,415	0	3,161	0
Other customers	(7)	1,452	808	1,481
Total revenue from mining operations	$ 9,118	$ 1,881	$ 29,538	$ 1,910